Income Taxes - Schedule of Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Deferred tax assets:
Net operating loss carry forwards	$ 6,267	$ 4,386
Valuation allowance	(6,267)	(4,386)
Total deferred tax assets, net